SCHEDULE OF MARKETABLE SECURITIES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023
Corporate Fixed Income Securities [Member]
Guarantor Obligations [Line Items]
Debt Securities, Held-to-Maturity, Weighted Average Yield	5.39%
[custom:WeightedAverageMaturityTerm]	2 years 4 months 17 days
Government Securities [Member]
Guarantor Obligations [Line Items]
Debt Securities, Held-to-Maturity, Weighted Average Yield	4.91%
[custom:WeightedAverageMaturityTerm]	3 years 3 months